Other Income	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Other Income
32	OTHER INCOME
Other income for the fiscal years ended March 31, 2022, 2021 and 2020 consisted of the following:

	For the fiscal year ended March 31,
	2022	2021	2020

	(In millions)
Income from operating leases	¥32,733	¥34,426	¥40,337
Income related to disposal of assets leased	29	1,233	2,744
Income related to IT solution services	11,428	12,836	19,880
Gains on disposal of property, plant and equipment, and other intangible assets	1,708	3,035	1,862
Reversal of impairment losses of investments in associates and joint ventures	2,059	9,930	—
Gains on step acquisition of subsidiaries	—	405	22,040
Others	60,770	76,358	68,768

Total other income	¥108,727	¥138,223	¥155,631